Supplement Dated September 21, 2006

To

Prospectus Dated May 1, 2006

For

Scudder DestinationsSM Annuity

Issued By

Kemper Investors Life Insurance Company

The hours of operation of the Annuity Contact Center are changing. Effective October 1, 2006, the hours of operation of the Annuity Contact Center will be 7:30 a.m. to 5:00 p.m. Central Time, Monday through Friday. In light of this change, this Supplement amends the following disclosure in your Prospectus.

The paragraph, appearing at the top of page 1 of the Prospectus, entitled “Annuity Contact Center” is replaced in its entirety with the following paragraph:

“Annuity Contact Center

Scudder DestinationsSM Service Team

PO Box 19097

Greenville, SC 29602-9097

Phone: 1-800-449-0523 (toll free)

7:30 a.m. to 5:00 p.m. Central Time M-F”

Supplement Dated September 21, 2006

To

Prospectus Dated May 1, 2005

For

Farmers Variable Annuity I

Issued By

Kemper Investors Life Insurance Company

The hours of operation of the Annuity Contact Center are changing. Effective October 1, 2006, the hours of operation of the Annuity Contact Center will be 7:30 a.m. to 5:00 p.m. Central Time, Monday through Friday. In light of this change, this Supplement amends the following disclosure in your Prospectus.

The paragraph, appearing at the top of page 1 of the Prospectus, entitled “Annuity Contact Center” is replaced in its entirety with the following paragraph:

“Annuity Contact Center

Scudder DestinationsSM Service Team

PO Box 19097

Greenville, SC 29602-9097

Phone: 1-800-449-0523 (toll free)

7:30 a.m. to 5:00 p.m. Central Time M-F”